RELIASTAR LIFE INSURANCE COMPANY
and its Separate Account N

ING Encore/ING Encore Flex

Supplement dated October 27, 2006 to the Contract Prospectus and Statement of Additional Information,
each dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus and Statement of
Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus and SAI for future reference.

Effective November 6, 2006, ING Mercury Large Cap Growth Portfolio will change its name to ING
BlackRock Large Cap Growth Portfolio. Accordingly, effective November 6, 2006, all references to ING
Mercury Large Cap Growth Portfolio in the Contract Prospectus and SAI are deleted and replaced with
ING BlackRock Large Cap Growth Portfolio.

Effective November 6, 2006, the information for ING Mercury Large Cap Growth Portfolio appearing in the Contract Prospectus under Appendix IV – Description of Underlying Funds is deleted and replaced with the following:

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING	Directed Services, Inc.	Seeks long-term growth of
BlackRock Large Cap		capital.
Growth Portfolio (formerly	Subadviser: BlackRock
ING Mercury Large Cap	Investment Management, LLC
Growth Portfolio)

X.120636-06D	October 2006